STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of restricted stock granted and exercisable
	Restricted Stock Granted		Restricted Stock Vested
Grant date Price	Number Granted	Weighted Average Fair Value per Share	Number Vested	Weighted Average Fair Value per Share
$0.049	20,495,000	$0.049	5,123,750	$0.049

Schedule of assumptions were used in the Black-Scholes valuation model
Three months ended March 31, 2020
Conversion price*	$0.05
Risk free interest rate	1.35%
Expected life of derivative liability	3 years
Expected volatility of underlying stock	190.4%
Expected dividend rate	0%

Year ended December 31, 2018

Calculated stock price	$0.04
Risk-free interest rate	2.77%
Expected life of warrants (in years)	10
Expected volatility of the underlying stock	174.91%
Expected dividend rate	0%

Schedule of warrant activity
	Shares Underlying Warrants*	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2019	852,775	$2.00 to 6.25	$5.10
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2019	852,775	$2.00 to 6.25	$5.10
Granted	1,000,000	0.05	0.05
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding March 31, 2020	1,852,775	$0.05 to 6.25	$2.35

Shares Underlying Warrants*		Exercise price per share*		Weighted average exercise price*
Outstanding January 1, 2018	852,775		$2.00 to 6.25		$5.10
Granted	-		-		-
Forfeited/Cancelled	-		-		-
Exercised	-		-		-
Outstanding December 31, 2018	852,775		$2.00 to 6.25		$5.10
Granted	-		-		-
Forfeited/Cancelled	-		-		-
Exercised	-		-		-
Outstanding December 31, 2019	852,775		$2.00 to 6.25		$5.10

* Adjusted for 10 for 1 reverse stock split effective November 1, 2019.

Schedule of warrants outstanding and exercisable

	Warrants Outstanding			Warrants Exercisable
Exercise Price*	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual life in years
$6.25	621,920	0.50		621,920
$2.00	230,855	0.25		230,855
$0.05	1,000,000	2.89		1,000,000
	1,852,775	1.76	$2.35	1,852,775	$2.35	1.76

	Warrants Outstanding			Warrants Exercisable
Exercise Price*	Number Outstanding*	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price*	Number Exercisable*	Weighted Average Exercise Price*	Weighted Average Remaining Contractual life in years
$6.25	621,920	0.75		621,920
$2.00	230,855	0.50		230,855
	852,775	0.68	$5.10	852,775	$5.10	0.68

*	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.

Schedule of option activity
	Shares Underlying options	Exercise price per share	Weighted average exercise price

Outstanding January 1, 2019	200,000	$0,40	$0,40
Granted	-	-	-
Forfeited/Cancelled	(100,000)	-	-
Exercised	-	-	-
Outstanding December 31, 2019	100,000	0.40	0.40
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding March 31, 2020	100,000	$0.40	$0.40

Shares Underlying options*	Exercise price per share*		Weighted average exercise price*
Outstanding January 1, 2018	200,000	$0,40		$0,40
Granted	-	-		-
Forfeited/Cancelled	-	-		-
Exercised	-	-		-
Outstanding December 31, 2018	200,000	0.40		0.40
Granted	-	-		-
Forfeited/Cancelled	(100,000)	-		-
Exercised	-	-		-
Outstanding December 31, 2019	100,000	$0.40		$0.40

*	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.

Schedule of options outstanding and exercisable
	Options Outstanding			Options Exercisable
Exercise Price*	Number Outstanding*	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price*	Number Exercisable	Weighted Average Exercise Price*	Weighted Average Remaining Contractual life in years

0.40	100,000	8.75	$0.40	100,000	$0.4	8.75

	Options Outstanding			Options Exercisable
Exercise Price*	Number Outstanding*	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price*	Number Exercisable	Weighted Average Exercise Price*	Weighted Average Remaining Contractual life in years
0.40	100,000	9.00	$0.40	100,000	$0.4	9.00

*	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.